Inventories, Net (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 17,410,025	$ 13,243,104
Work in process	269,044	247,113
Finished goods	11,270,827	13,216,411
Total inventories	28,949,896	26,706,629
Less: inventory valuation allowance
Inventories, net	$ 28,949,896	$ 26,706,629